Shareholders' capital - Common Shares (Detail)	6 Months Ended
Jun. 30, 2018 shares
Common Shares Rollforward
Beginning balance (in shares)	431,765,935
Public offering and subscription receipts (in shares)	37,505,274
Debt conversion, shares issued (in shares)	38,138
Dividend reinvestment plan (in shares)	2,532,767
Exercise of share-based awards (in shares)	352,800
Ending balance (in shares)	472,194,914